Provision for Credit Losses	12 Months Ended
Dec. 31, 2021
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Provision for Credit Losses	Provision for Credit Losses
The Company does business with most major international pharmaceutical companies. Provision for credit losses at December 31, 2021 and December 31, 2020 comprises:

	December 31, 2021	December 31, 2020
	(in thousands)
Opening provision	$7,149	$7,380
Amounts used during the year	(116)	(2,561)
Amounts provided during the year	705	2,692
Amounts released during the year	(544)	(510)
Foreign exchange	(113)	148
Closing provision	$7,081	$7,149